Fair Value Measurements - Derivative liabilities (Details) - Level 3 - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Derivative liabilities
Fair value - beginning of period	$ 8,327,602	$ 922,834	$ 1,572,078
Issuance		7,853,000	0
Option exercised	$ (8,327,602)
Change in fair value		$ (448,232)	$ (649,244)
Fair Value, Net Derivative Asset (Liability), Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]		Unrealized Gain (Loss) on Derivatives	Unrealized Gain (Loss) on Derivatives
Fair value - end of period		$ 8,327,602	$ 922,834